Deferred tax assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities

	Half year 2021 $m
				Other
				movements
				including
		Remove	Movement in	foreign
	Balance	discontinued	income	exchange	Balance
	at 1 Jan	US operations	statement	movements	at 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	—	—	1	—	1
Balances relating to investment and insurance contracts	87	—	(1)	(37)	49
Short-term temporary differences	4,662	(4,513)	5	(3)	151
Unused tax losses	109	(29)	16	1	97
Total	4,858	(4,542)	21	(39)	298

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	73	2	(297)
Balances relating to investment and insurance contracts	(1,765)	—	(322)	71	(2,016)
Short-term temporary differences	(3,247)	2,832	(14)	7	(422)
Total	(6,075)	3,523	(263)	80	(2,735)

	Half year 2020 $m
				Other
			Movement	movements
			through	including
		Movement in	other	foreign
	Balance	income	comprehensive	exchange	Balance
	at 1 Jan	statement	income	movements	at 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	1	1
Balances relating to investment and insurance contracts	32	8	—	(1)	39
Short-term temporary differences	133	27	—	(5)	155
Unused tax losses	106	(47)	—	1	60
Total continuing operations	271	(12)	—	(4)	255
Discontinued US operations	3,804	194	—	6	4,004
Group total	4,075	182	—	2	4,259

Deferred tax liabilities
Unrealised losses or gains on investments	(289)	19	—	5	(265)
Balances relating to investment and insurance contracts	(1,507)	(110)	—	68	(1,549)
Short-term temporary differences	(350)	(17)	—	6	(361)
Total continuing operations	(2,146)	(108)	—	79	(2,175)
Discontinued US operations	(3,091)	(11)	7	(8)	(3,103)
Group total	(5,237)	(119)	7	71	(5,278)